Fair Value Measurements - Schedule of Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 130,506
Gross Unrealized Gains	0
Gross Unrealized Losses	(78)
Fair Value	130,428	$ 0
Government bonds | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	88,384
Gross Unrealized Gains	0
Gross Unrealized Losses	(71)
Fair Value	88,313
Government bonds | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	42,122
Gross Unrealized Gains	0
Gross Unrealized Losses	(7)
Fair Value	$ 42,115